Other Assets - Summary Of Other Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other current assets:
Non-trade receivables	$ 11,055		$ 3,448
Deferred offering costs			2,093
Executive notes receivable (1)			4,659
Inventory	384		384
Total other current assets	11,439	$ 11,444	10,584
Other assets:
Security deposit	3,834		3,622
Corporate tax receivable	136		1,256
Sales tax receivable	6,519		3,042
Contract costs	1,507		1,576
Total other assets	$ 11,996	11,857	9,496
MAVEN TOPCO LIMITED [Member]
Other current assets:
Non-trade receivables		4,067	3,448	$ 2,995
Deferred offering costs		2,233	2,093
Executive notes receivable (1)		4,714	4,659
Inventory		430	384	281
Total other current assets		11,444	10,584	3,276
Other assets:
Executive notes receivable (1)				4,452
Security deposit		3,622	3,622	3,457
Corporate tax receivable		1,256	1,256	1,985
Sales tax receivable		5,404	3,042	846
Contract costs		1,575	1,576	1,340
Total other assets		$ 11,857	$ 9,496	$ 12,080